Income Taxes (Tables)	12 Months Ended
Jan. 31, 2015
Income Tax Disclosure [Abstract]
Schedule Of The Components Of Income Tax Provision On Earnings From Continuing Operations
The components of income tax provision (benefit) on earnings from continuing operations were as follows:

($ thousands)	2014	2013	2012
Federal
Current	$27,311	$14,621	$2,803
Deferred	(9,502)	260	5,803
	17,809	14,881	8,606
State
Current	5,501	5,770	1,560
Deferred	(642)	(1,210)	1,899
	4,859	4,560	3,459
Foreign	4,516	4,317	4,591
Total income tax provision	$27,184	$23,758	$16,656

Schedule Of The Differences Between The Tax Provision Reflected In The Consolidated Financial Statements And The Amounts Calculated At The Federal Statutory Income Tax Rate Of 35%
The differences between the income tax provision reflected in the consolidated financial statements and the amounts calculated at the federal statutory income tax rate of 35% were as follows:

($ thousands)	2014	2013	2012
Income taxes at statutory rate	$38,544	$27,208	$18,139
State income taxes, net of federal tax benefit	3,159	2,964	2,248
Foreign earnings taxed at lower rates	(8,882)	(8,090)	(5,206)
Non-deductibility of impairment of assets held for sale	—	1,631	—
Tax on international subsidiary dividend	1,040	—	—
Disposal of Shoes.com	(7,428)	—	—
Other	751	45	1,475
Total income tax provision	$27,184	$23,758	$16,656

Schedule Of Significant Components Of The Company’s Deferred Income Tax Assets And Liabilities
Significant components of the Company’s deferred income tax assets and liabilities were as follows:

($ thousands)	January 31, 2015	February 1, 2014
Deferred Tax Assets
Employee benefits, compensation and insurance	$26,430	$15,264
Accrued expenses	16,539	17,235
Postretirement and postemployment benefit plans	862	746
Deferred rent	6,285	6,255
Accounts receivable reserves	7,563	7,052
Net operating loss (“NOL”) carryforward/carryback	9,483	14,917
Capital loss carryforward	5,188	5,145
Foreign tax credit carryforward	1,098	4,236
Other tax credit carryforward	—	3,591
Inventory capitalization and inventory reserves	1,683	5,317
Intangible assets	4,865	6,924
Depreciation	3,957	—
Other	1,907	4,923
Total deferred tax assets, before valuation allowance	85,860	91,605
Valuation allowance	(11,514)	(13,949)
Total deferred tax assets, net of valuation allowance	74,346	77,656

Deferred Tax Liabilities
Retirement plans	(23,822)	(29,608)
LIFO inventory valuation	(56,525)	(51,460)
Capitalized software	(12,721)	(15,729)
Other	(1,118)	(1,966)
Depreciation	—	(2,212)
Total deferred tax liabilities	(94,186)	(100,975)
Net deferred tax liability	$(19,840)	$(23,319)

Summary Of A Reconciliation Of The Beginning And Ending Amount Of Unrecognized Tax Benefits
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

($ thousands)
Balance at January 28, 2012	$209
Additions for tax positions of prior years	1,015
Reductions for tax positions of prior years due to a lapse in the statute of limitations	(75)
Balance at February 2, 2013	$1,149
Reductions for tax positions of prior years due to a lapse in the statute of limitations	(134)
Balance at February 1, 2014	$1,015
Reductions for tax positions of prior years due to a lapse in the statute of limitations	—
Balance at January 31, 2015	$1,015